Property and Equipment Table (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 89,822	$ 85,477
Accumulated Depreciation	(50,910)	(47,249)
Property and equipment, net	38,912	38,228
Computer Software and Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	47,566	45,468
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life	12 years
Property and equipment, Gross	17,875	17,875
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	18,143	15,934
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 6,238	$ 6,200
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life	1 year
Minimum [Member] | Computer Software and Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life	3 years
Minimum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life	5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life	12 years
Maximum [Member] | Computer Software and Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life	7 years
Maximum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life	10 years